Contingencies and Guarantees - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 CAD ($)
Tax contingent liability [Member]
Disclosure of contingent liabilities [Line Items]
Disclosure of uncertainties of contingent liabilities	The business and operations of the Corporation are complex and the Corporation has executed a number of significant financings, business combinations, acquisitions and dispositions over the course of its history. The computation of income taxes payable as a result of these transactions involves many complex factors as well as the Corporation’s interpretation of relevant tax legislation and regulations. The Corporation’s management believes that the provision for income tax is adequate and in accordance with IFRS and applicable legislation and regulations. However, there are tax filing positions that have been and can still be the subject of review by taxation authorities who may successfully challenge the Corporation’s interpretation of the applicable tax legislation and regulations, with the result that additional taxes could be payable by the Corporation.
Legal proceedings contingent liability [Member]
Disclosure of contingent liabilities [Line Items]
Disclosure of uncertainties of contingent liabilities	The Corporation, through the performance of its services, product sales and business arrangements, is sometimes named as a defendant in litigation. The outcome of such claims against the Corporation is not determinable at this time; however, their ultimate resolution is not expected to have a material adverse effect on the Corporation.
Other contingent liabilities [Member]
Disclosure of contingent liabilities [Line Items]
Disclosure not practicable	The Corporation has entered into agreements indemnifying certain parties primarily with respect to tax and specific third-party claims associated with businesses sold by the Corporation. Due to the nature of the indemnifications, the maximum exposure under these agreements cannot be estimated. No amounts have been recorded for the indemnities as the Corporation’s obligations under them are not probable or determinable
Obligation amount	$ 0